Cover	Sep. 27, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 27, 2023
Entity Registrant Name	MANAGED PORTFOLIO SERIES
Entity Incorporation, State or Country Code	DE
Securities Act File Number	811-22525
Title of 12(b) Security	V-Shares MSCI World ESG Materiality and Carbon Transition ETF
Entity Tax Identification Number	88-1018728
Entity Address, Address Line One	615 East Michigan Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53202
City Area Code	414
Local Phone Number	516-1712
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	VMAT
Security Exchange Name	CboeBZX
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001511699